Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Property Plant and Equipment [Line Items]
Subtotal	$ 115,699	$ 99,852		$ 85,172
Less accumulated depreciation	(84,194)	(72,707)		(57,730)
Property and equipment-net	31,505	27,145	[1]	27,442
Computer and equipment
Property Plant and Equipment [Line Items]
Subtotal	8,861	8,309		7,766
Office equipment and furniture
Property Plant and Equipment [Line Items]
Subtotal	4,403	4,363		4,485
Software
Property Plant and Equipment [Line Items]
Subtotal	94,791	79,204		66,018
Leasehold improvements
Property Plant and Equipment [Line Items]
Subtotal	6,116	6,083		6,309
Construction in progress
Property Plant and Equipment [Line Items]
Subtotal	$ 1,528	$ 1,893		$ 594

[1]	The condensed consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements as of that date and was retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.